Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Accrued product warranty costs

	Year Ended December 31,
	2011	2010
	(in millions)
Accrued product warranty costs (1):
Balance at January 1	$92	$99
Acquisitions during this period	—	1
Accruals for product warranties issued during the period	77	62
Changes to accruals for product warranties existing before January 1	2	4
Foreign currency translation adjustments	(1)	(1)
Settlements made during the period	(76)	(73)

Balance at December 31	$94	$92

(1)

Warranty obligations incurred in connection with long-term production contracts that are accounted for under the POC cost-to-cost method are included within the contract estimates at completion and are excluded from the above amounts. The balances above include both the current and non-current amounts.